Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000025035
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000025038
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000025040
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000125662
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000025041
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000025043
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
Without Sales Load [Member] | C000025035
Average Annual Return [Line Items]
Average Annual Return, Percent	18.49%	3.91%		5.24%
Without Sales Load [Member] | C000025038
Average Annual Return [Line Items]
Average Annual Return, Percent	29.92%	(0.77%)		5.48%
Without Sales Load [Member] | C000025040
Average Annual Return [Line Items]
Average Annual Return, Percent	29.63%	(1.10%)	5.32%
Without Sales Load [Member] | C000125662
Average Annual Return [Line Items]
Average Annual Return, Percent	164.43%	20.00%		20.89%
Without Sales Load [Member] | C000025041
Average Annual Return [Line Items]
Average Annual Return, Percent	36.48%	10.51%		8.33%
Without Sales Load [Member] | C000025043
Average Annual Return [Line Items]
Average Annual Return, Percent	36.17%	10.24%		8.06%
ICE BofA Global Broad Market Plus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Global Broad Market Plus Index
Average Annual Return, Percent	8.05%	(2.41%)		1.11%
MSCI Emerging Markets IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Index
Average Annual Return, Percent	31.38%	4.66%		8.37%
MSCI Emerging Markets IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Index
Average Annual Return, Percent	31.38%	4.66%	8.11%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%	11.19%		11.72%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%	11.19%		11.72%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%	11.19%		11.72%
50% GBI-EM 50% EMBI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% GBI-EM 50% EMBI
Average Annual Return, Percent	16.80%	1.50%		4.20%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE Arca Gold Miners Index
Average Annual Return, Percent	158.28%	21.22%		21.83%
S&P Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index
Average Annual Return, Percent	28.86%	10.61%		10.38%
S&P Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index
Average Annual Return, Percent	28.86%	10.61%		10.38%